OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Other Investments [Abstract]
Disclosure of amounts recognised in the annual financial statements
The amounts recognised in the annual financial statements in this respect are as follows:

	2021	2020
	US$’000	US$’000

Recognised asset at 1 January	3,150	-

Allocation of 40% of the Pension fund surplus	-	3,150
Recognised in other comprehensive income in the current year	835	-
Translation	(255)	-

Present value of other investment at 31 December	3,730	3,150

The principal actuarial assumptions applied in the determination of fair values include:
Discount rate (p.a.)	13.7%	13.7%